JUFEEL INTERNATIONAL GROUP

19/F, Tower 3, Yabao

85 Jinshui East Road

Zhengzhou, Henan Province, PRC 450000

December 22, 2017

Securities and Exchange Commission

Washington DC 20549

Dear Sirs and Mesdames:

This letter is provided in connection with the filing of our S-1 in confidential format under the JOBS Act.

The isser represents that it will will publicly file its registration statement and nonpublic draft submissions at least 15 days prior to any road show or, in the absence of a road show, at least 15 days prior to the requested effective date of the registration statement.

Sincerely yours,

/s/Xuan Rong Zhang

Chief Executive Officer